Leases - Balance sheet disclosure (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) lease	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023
Leases
Operating lease right-of use assets	¥ 8,566	¥ 19,335
Current operating lease liabilities	(7,077)	(13,447)
Non-current operating lease liabilities	(846)	(5,714)
Total operating lease liabilities	¥ (7,923)	¥ (19,161)
Weighted average remaining lease term	9 months 18 days	1 year 4 months 24 days	2 years 6 months
Weighted average discount rate	3.66%	3.91%	3.96%
Leases that have not yet commenced | lease	0